SCHEDULE OF LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Right-of-use assets, Balance as of December 31, 2023	$ 615,444	$ 651,853	$ 651,853
New right-of-use assets recognized	617,566		113,560
Amortization expenses	(42,152)		(60,303)
Adjustment for non-exercising option	(651,530)		(105,772)
Adjustment for foreign currency translation difference	37,503		16,106
Right-of-use assets, Balance as of September 30, 2024	576,831		615,444	$ 651,853
Lease Liability, Balance as of December 31, 2023	615,444	651,853	651,853
New lease liability recognized	617,566		113,560
Imputed interest	30,109		34,678
Gross repayments	(72,261)	$ (70,482)	(94,981)	(93,691)
Adjustment for non-exercising option	(651,530)		(105,772)
Adjustment for foreign currency translation difference	37,503		16,106
Lease Liability, Balance as of September 30, 2024	576,831		615,444	651,853
Lease liability current portion	57,562		64,787	60,394
Lease liability non-current portion	$ 519,269		$ 550,657	$ 591,459